Business Combination - Summary of Common Stock Outstanding After Consummation of Business Combination and PIPE Financing Transaction (Details) - shares	Dec. 31, 2021	Aug. 10, 2021	Dec. 31, 2020
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares outstanding	87,598,184	87,474,239	40,372,133
PIPE Financing [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued pursuant to the PIPE Financing		18,610,000
BCTG Acquisition Corp [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
BCTG common shares outstanding prior to business combination		21,377,250
Less redemption of BCTG shares		(1,106,814)
Common shares outstanding		20,270,436
BCTG Business Combination and PIPE Financing [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued pursuant to the PIPE Financing		38,880,436
Tango Therapeutics, Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Old Tango common shares (after preferred shares were converted 1-for-1 for common shares)		48,593,803